Business Combination (Details) - Acquisition of GSI Technology	Oct. 01, 2022 USD ($) shares
Business Acquisition [Line Items]
Effective date of acquisition	Oct. 01, 2022
Cash paid to acquire business	$ 350,000
Shares issued at effective time of acquisition | shares	88,104
Value of shares issued at effective time of acquisition	$ 276,647
Total consideration transferred	626,647
Transaction costs	$ 87,865